Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000193017 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund (Class R6/JCSRX)
Accumulated Value	$ 1,000,000		$ 1,066,251.99	$ 1,072,916.544751	$ 1,093,213.228903	$ 1,156,167.672763	$ 1,172,409.504668	$ 1,253,709.807978	$ 1,190,021.161676	$ 1,185,532.687459	$ 1,245,131.051693	$ 1,245,968.999988
C000001742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund (Class A/TACAX)
Accumulated Value	9,600		10,236.0192	10,299.998824	10,490.712366	11,074.716056	11,210.322742	11,955.114837	11,326.301739	11,264.12408	11,811.308194	11,794.625784
C000001744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund (Class C/TCCAX)
Accumulated Value	10,000		10,583.2443	10,569.958624	10,685.273702	11,196.079578	11,248.660398	11,906.38307	11,195.642248	11,050.672563	11,500.962937	11,399.032318
C000178768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund (Class I/JCAFX)
Accumulated Value	250,000		266,563	268,570.509944	273,673.916317	289,340.839429	293,321.903186	313,561.645418	297,539.247375	296,056.079685	311,220.951373	311,258.027125
Bloomberg Municipal Bond C000193017 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,058,712.07	1,074,160.161298	1,086,126.595518	1,155,684.999208	1,201,659.23482	1,258,562.221695	1,173,055.038685	1,178,807.008492	1,210,314.303672	1,234,855.556332
Bloomberg Municipal Bond C000178768 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		264,678.0175	268,540.040325	271,531.64888	288,921.249803	300,414.808706	314,640.555425	293,263.759672	294,701.752124	302,578.575919	308,713.889084
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,587.1207	10,741.601613	10,861.265955	11,556.849992	12,016.592348	12,585.622217	11,730.550387	11,788.070085	12,103.143037	12,348.555564
Bloomberg California Municipal Bond C000193017 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,059,388.86	1,071,556.184717	1,086,865.45435	1,153,123.467874	1,206,038.135943	1,250,880.659981	1,164,533.606394	1,174,790.771818	1,205,691.340481	1,226,299.402694
Bloomberg California Municipal Bond C000178768 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		264,847.215	267,889.046179	271,716.363587	288,280.866968	301,509.533985	312,720.164995	291,133.401598	293,697.692954	301,422.83512	306,574.850673
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,593.8886	$ 10,715.561847	$ 10,868.654543	$ 11,531.234678	$ 12,060.381359	$ 12,508.806599	$ 11,645.336063	$ 11,747.907717	$ 12,056.913404	$ 12,262.994026